Statements of Operations - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 26,823	$ 13,236	$ 18,831	$ 13,711
General and administrative	11,585	2,509	3,595	2,714
Total operating expenses	38,408	15,745	22,426	16,425
Loss from operations	(38,408)	(15,745)	(22,426)	(16,425)
Other income (expense):
Change in fair value of derivative liability	(5,783)
Other income:	18	93	107	29
Interest income	83	712	788	1,086
Interest expense	(3,735)	(48)
Loss before provision for income taxes	(47,825)	(14,988)	(21,531)	(15,310)
Net loss	(47,825)	(14,988)	(21,531)	(15,310)
Net loss attributable to common stockholders, basic and diluted	$ (47,825)	$ (14,988)	$ (21,531)	$ (15,310)
Net loss per share attributable to common stockholders, basic	$ (1.00)	$ (0.32)	$ (0.46)	$ (0.33)
Net loss per share attributable to common stockholders, diluted	$ (1.00)	$ (0.32)	$ (0.46)	$ (0.33)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic	47,667,440	46,603,282	46,743,539	45,800,696
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted	47,667,440	46,603,282	46,743,539	45,800,696